Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	Columbia Funds Variable Series Trust II
Central Index Key	0001413032
Amendment Flag	false
Document Creation Date	Sep 14, 2012
Document Effective Date	Sep 14, 2012
Prospectus Date	May 1, 2012

Variable Portfolio — Davis New York Venture Fund

Supplement dated September 14, 2012

to the Prospectus dated May 1, 2012

Davis Selected Advisers, L.P. will continue to provide services to the Fund through November 16, 2012.

Effective on or about November 16, 2012, the following changes are hereby made to the Fund’s prospectus:

The name of the Fund is changed to Variable Portfolio-Sit Dividend Growth Fund.

The “Principal Investment Strategies of the Fund” in the Summary of the Fund is superseded and replaced as follows:

Under normal market conditions, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in dividend-paying common stocks. The Fund invests in dividend-paying, growth-oriented companies that are believed to exhibit the potential for growth and growing dividend. The Fund may invest in large to medium-sized companies with market capitalizations of at least $2 billion at the time of the Fund’s investment. The Fund may invest up to 25% of its net assets in foreign investments. Columbia Management Investment Advisers, LLC (the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Sit Investment Associates, Inc. (Sit Investment or the Subadviser), which provides day-to-day portfolio management of the Fund.

The “Principal Risks of Investing in the Fund” in the Summary of the Fund is hereby revised to delete “Sector Risk” and “Value Securities Risk” and to add the following risks:

Dividend Paying Company Risk. Dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks during a broad market advance. In addition, stocks held by the Fund may reduce or stop paying dividends which could affect the Fund’s ability to generate income.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Mid-Cap Company Risk. Investments in mid-capitalization companies (mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and may be less liquid than the securities of larger companies, and securities of mid-cap companies may be less liquid than the securities of larger companies.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	cfvst3_SupplementTextBlock

Variable Portfolio — Davis New York Venture Fund

Supplement dated September 14, 2012

to the Prospectus dated May 1, 2012

Davis Selected Advisers, L.P. will continue to provide services to the Fund through November 16, 2012.

Effective on or about November 16, 2012, the following changes are hereby made to the Fund’s prospectus:

The name of the Fund is changed to Variable Portfolio-Sit Dividend Growth Fund.

The “Principal Investment Strategies of the Fund” in the Summary of the Fund is superseded and replaced as follows:

Under normal market conditions, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in dividend-paying common stocks. The Fund invests in dividend-paying, growth-oriented companies that are believed to exhibit the potential for growth and growing dividend. The Fund may invest in large to medium-sized companies with market capitalizations of at least $2 billion at the time of the Fund’s investment. The Fund may invest up to 25% of its net assets in foreign investments. Columbia Management Investment Advisers, LLC (the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Sit Investment Associates, Inc. (Sit Investment or the Subadviser), which provides day-to-day portfolio management of the Fund.

The “Principal Risks of Investing in the Fund” in the Summary of the Fund is hereby revised to delete “Sector Risk” and “Value Securities Risk” and to add the following risks:

Dividend Paying Company Risk. Dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks during a broad market advance. In addition, stocks held by the Fund may reduce or stop paying dividends which could affect the Fund’s ability to generate income.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Mid-Cap Company Risk. Investments in mid-capitalization companies (mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and may be less liquid than the securities of larger companies, and securities of mid-cap companies may be less liquid than the securities of larger companies.

Variable Portfolio - Davis New York Venture Fund Member
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvst3_SupplementTextBlock

Variable Portfolio — Davis New York Venture Fund

Supplement dated September 14, 2012

to the Prospectus dated May 1, 2012

Davis Selected Advisers, L.P. will continue to provide services to the Fund through November 16, 2012.

Effective on or about November 16, 2012, the following changes are hereby made to the Fund’s prospectus:

The name of the Fund is changed to Variable Portfolio-Sit Dividend Growth Fund.

The “Principal Investment Strategies of the Fund” in the Summary of the Fund is superseded and replaced as follows:

Under normal market conditions, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in dividend-paying common stocks. The Fund invests in dividend-paying, growth-oriented companies that are believed to exhibit the potential for growth and growing dividend. The Fund may invest in large to medium-sized companies with market capitalizations of at least $2 billion at the time of the Fund’s investment. The Fund may invest up to 25% of its net assets in foreign investments. Columbia Management Investment Advisers, LLC (the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Sit Investment Associates, Inc. (Sit Investment or the Subadviser), which provides day-to-day portfolio management of the Fund.

The “Principal Risks of Investing in the Fund” in the Summary of the Fund is hereby revised to delete “Sector Risk” and “Value Securities Risk” and to add the following risks:

Dividend Paying Company Risk. Dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks during a broad market advance. In addition, stocks held by the Fund may reduce or stop paying dividends which could affect the Fund’s ability to generate income.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Mid-Cap Company Risk. Investments in mid-capitalization companies (mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and may be less liquid than the securities of larger companies, and securities of mid-cap companies may be less liquid than the securities of larger companies.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 14, 2012